Related Party Transactions - Disclosure Details Of Balance Due From To Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Luna Pool Agency Limited [Member]
Related Party Transaction [Line Items]
Other assets	$ 5,923	$ 11,853
Total assets (liabilities)	5,923	11,853
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Accrued interest and trade payables	(206)	(229)
Navigator Aurora Facility, net of deferred financing costs	(57,878)	(61,216)
Other non-current payables	(3)	(3)
Total assets (liabilities)	$ (58,087)	$ (61,448)